COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 755,656	$ 529,639
Legal provisions proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	123,603	139,698
Civil proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	273,795	251,523
Administrative and other proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 358,258	$ 138,418